UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2018

LONG INVESTMENTS - 96.79%
LONG COMMON STOCKS - 37.75%	Shares	Value
Aerospace & Defense - 0.12%
Arconic, Inc.	412	$8,936
Esterline Technologies Corporation (a)	51	4,350
Maxar Technologies Ltd. (b)	103	5,048
Northrop Grumman Corporation	77	23,138
Raytheon Company	103	20,397
United Technologies Corporation	120	16,289
		78,158
Air Freight & Logistics - 0.28%
Air Transport Services Group, Inc. (a)	492	11,085
C.H. Robinson Worldwide, Inc.	299	27,577
FedEx Corporation	591	145,309
		183,971
Airlines - 0.73%
Air Canada (a)(b)	1,545	27,946
Alaska Air Group, Inc.	565	35,499
American Airlines Group, Inc.	4,929	194,893
Delta Air Lines, Inc.	414	22,530
JetBlue Airways Corporation (a)	4,712	84,816
Ryanair Holdings plc - ADR (a)	206	21,712
Southwest Airlines Company	1,442	83,867
WestJet Airlines Ltd. (b)	1,030	14,505
		485,768
Banks - 0.82%
BankUnited, Inc.	2,550	99,093
FCB Financial Holdings, Inc., Class A (a)	2,318	118,218
First Hawaiian, Inc.	5,150	145,539
Signature Bank	1,645	180,473
		543,323
Beverages - 0.90%
Carlsberg A/S, Class B (b)	924	111,469
The Coca-Cola Company	1,644	76,660
Coca-Cola European Partners plc (b)	6,074	250,492
PepsiCo, Inc.	1,362	156,630
		595,251
Biotechnology - 1.24%
Abeona Therapeutics, Inc. (a)	206	2,977
ACADIA Pharmaceuticals, Inc. (a)	1,391	20,990
Adaptimmune Therapeutics plc - ADR (a)	774	7,570
Albireo Pharma, Inc. (a)	566	17,857
Aldeyra Therapeutics, Inc. (a)	414	2,877
Arcus Biosciences, Inc. (a)	29	339
Argenx SE - ADR (a)	412	37,389
Array BioPharma, Inc. (a)	1,133	17,437
Autolus Therapeutics plc - ADR (a)	637	14,957
AVEO Pharmaceuticals, Inc. (a)	204	435
Biogen, Inc. (a)	139	46,477
Biohaven Pharmaceutical Holding Company Ltd. (a)	144	4,971
BioMarin Pharmaceutical, Inc. (a)	774	77,833
Bluebird Bio, Inc. (a)	21	3,253
Blueprint Medicines Corporation (a)	52	3,096
Celgene Corporation (a)	103	9,279
Clementia Pharmaceuticals, Inc. (a)(b)	1,574	15,945
Clovis Oncology, Inc. (a)	218	9,623
Curis, Inc. (a)	273	429
Cytokinetics, Inc. (a)	206	1,514
CytomX Therapeutics, Inc. (a)	51	1,343
Dynavax Technologies Corporation (a)	309	4,171
Epizyme, Inc. (a)	282	3,638
Exelixis, Inc. (a)	1,350	27,945
FibroGen, Inc. (a)	772	48,713
Five Prime Therapeutics, Inc. (a)	83	1,237
Forty Seven, Inc. (a)	62	1,009
G1 Therapeutics, Inc. (a)	103	5,289
Gilead Sciences, Inc.	72	5,604
Global Blood Therapeutics, Inc. (a)	103	4,305
GlycoMimetics, Inc. (a)	378	5,553
Homology Medicines, Inc. (a)	77	1,356
Incyte Corporation (a)	309	20,561
InflaRx NV (a)(b)	78	2,384
Insmed, Inc. (a)	803	19,971
Insys Therapeutics, Inc. (a)	451	3,004
Ionis Pharmaceuticals, Inc. (a)	257	11,226
Karyopharm Therapeutics, Inc. (a)	206	3,663
Neon Therapeutics, Inc. (a)	694	7,669
Neurocrine Biosciences, Inc. (a)	876	88,029
Portola Pharmaceuticals, Inc. (a)	113		4,045
Radius Health, Inc. (a)	205		4,920
Rigel Pharmaceuticals, Inc. (a)	5,253		14,813
Rocket Pharmaceuticals, Inc. (a)	21		431
Sage Therapeutics, Inc. (a)	12		1,732
Sarepta Therapeutics, Inc. (a)	669		77,765
Seattle Genetics, Inc. (a)	165		11,616
Shire plc - ADR	174		29,686
Tyme Technologies, Inc. (a)	1,545		4,480
Vanda Pharmaceuticals, Inc. (a)	409		8,528
Vertex Pharmaceuticals, Inc. (a)	556		97,328
Viking Therapeutics, Inc. (a)	412		4,202
Voyager Therapeutics, Inc. (a)	61		1,150
			822,614
Building Products - 0.06%
Fortune Brands Home & Security, Inc.	185		10,730
Masco Corporation	773		31,175
			41,905
Capital Markets - 0.33%
AllianceBernstein Holding LP	1,789		54,028
MLP SE (b)	4,853		31,674
Virtu Financial, Inc., Class A	6,695		134,904
			220,606
Chemicals - 0.20%
Air Products & Chemicals, Inc.	134		21,999
Albemarle Corporation	265		24,963
Huntsman Corporation	515		17,268
RPM International, Inc.	217		13,968
The Sherwin-Williams Company	89		39,225
W.R. Grace and Company	192		14,181
			131,604
Commercial Services & Supplies - 0.06%
Charah Solutions, Inc. (a)	921		6,972
Waste Management, Inc.	400		36,000
			42,972
Communications Equipment - 1.08%
Acacia Communications, Inc. (a)	5,057		162,532
Casa Systems, Inc. (a)	4,120		62,748
Ciena Corporation (a)	2,575		65,405
Cisco Systems, Inc.	2,559		108,220
Extreme Networks, Inc. (a)	824		7,004
Finisar Corporation (a)	3,589		60,475
Lumentum Holdings, Inc. (a)	2,626		137,208
Oclaro, Inc. (a)	2,060		17,428
Palo Alto Networks, Inc. (a)	489		96,949
			717,969
Construction & Engineering - 0.02%
Jacobs Engineering Group, Inc.	150		10,145

Construction Materials - 0.05%
Cemex SAB de CV - ADR (a)	1,161		8,649
Eagle Materials, Inc.	93		9,240
Vulcan Materials Company	156		17,472
			35,361
Consumer Finance - 0.14%
Ally Financial, Inc.	1,545		41,344
Capital One Financial Corporation	515		48,575
			89,919
Containers & Packaging - 0.15%
Bemis Company, Inc.	87		3,994
Crown Holdings, Inc. (a)	772		34,949
Graphic Packaging Holding Company	4,223		61,360
			100,303
Diversified Consumer Services - 0.16%
Service Corporation International	2,644		104,041

Diversified Financial Services - 0.08%
Berkshire Hathaway, Inc., Class B (a)	258		51,050

Diversified Telecommunication Services - 0.27%
AT&T, Inc.	1,030		32,929
ORBCOMM, Inc. (a)	1,040		9,942
Verizon Communications, Inc.	1,529		78,958
Zayo Group Holdings, Inc. (a)	1,530		56,748
			178,577
Electric Utilities - 1.58%
American Electrical Power Company, Inc.	3,255		231,561
Duke Energy Corporation	1,854		151,323
Edison International	1,012		67,430
Entergy Corporation	1,040		84,531
Evergy, Inc.	4,188		234,905
Exelon Corporation	2,807		119,298
FirstEnergy Corporation	263		9,318
Fortum OYJ (b)	258		6,482
Iberdrola SA (b)	913		7,098
Oersted A/S (b)	381		23,511
PPL Corporation	4,065		116,950
			1,052,407
Electrical Equipment - 0.17%
Eaton Corporation plc	654		54,393
Emerson Electric Company	172		12,432
Siemens Gamesa Renewable Energy SA (a)(b)	1,615		22,781
Vestas Wind Systems A/S (b)	373		24,070
			113,676
Electronic Equipment, Instruments & Components - 0.08%
Fitbit, Inc., Class A (a)	772		4,578
II-VI, Inc. (a)	824		32,301
Tech Data Corporation (a)	206		17,182
			54,061
Food & Staples Retailing - 0.26%
Walmart Stores, Inc.	1,911		170,519

Food Products - 1.52%
Archer-Daniels-Midland Company	4,213		203,319
Conagra Brands, Inc.	4,518		165,856
General Mills, Inc.	4,803		221,226
Kellogg Company	1,873		133,039
The Kraft Heinz Company	206		12,411
Lamb Weston Holdings, Inc.	2,667		187,410
Nomad Foods Ltd. (a)(b)	612		11,628
Post Holdings, Inc. (a)	185		16,014
The Simply Good Foods Company (a)	3,707		61,833
			1,012,736
Health Care Equipment & Supplies - 0.45%
ABIOMED, Inc. (a)	226		80,124
AtriCure, Inc. (a)	154		4,412
Boston Scientific Corporation (a)	512		17,208
Cardiovascular Systems, Inc. (a)	103		3,907
DexCom, Inc. (a)	463		44,045
Edwards Lifesciences Corporation (a)	144		20,513
Endologix, Inc. (a)	218		1,110
GenMark Diagnostics, Inc. (a)	1,442		9,633
IDEXX Laboratories, Inc. (a)	21		5,144
iRhythm Technologies, Inc. (a)	218		16,470
K2M Group Holdings, Inc. (a)	1,236		25,177
NuVasive, Inc. (a)	164		9,520
Nuvectra Corporation (a)	155		2,430
Tactile Systems Technology, Inc. (a)	155		7,451
Tandem Diabetes Care, Inc. (a)	1,257		34,643
ViewRay, Inc. (a)	464		5,531
Wright Medical Group NV (a)(b)	515		13,096
			300,414
Health Care Providers & Services - 0.24%
Centene Corporation (a)	204		26,587
Cigna Corporation	237		42,523
Diplomat Pharmacy, Inc. (a)	206		4,281
Humana, Inc.	257		80,744
Owens & Minor, Inc.	113		2,132
Patterson Companies, Inc.	203		4,978
Universal Health Services, Inc., Class B	10		1,221
			162,466
Hotels, Restaurants & Leisure - 1.51%
BJ's Restaurants, Inc.	1,099		69,512
Carnival Corporation	979		57,996
The Cheesecake Factory, Inc.	997		55,862
Darden Restaurants, Inc.	817		87,370
Domino's Pizza, Inc.	137		35,984
Dunkin' Brands Group, Inc.	2,531		176,234
Eldorado Resorts, Inc. (a)	1,198		51,334
Extended Stay America, Inc.	705		15,010
Marriott International, Inc., Class A	441		56,377
McDonald's Corporation	633		99,723
Norwegian Cruise Line Holdings Ltd. (a)	1,056		52,832
Penn National Gaming, Inc. (a)	3,609		115,668
Planet Fitness, Inc., Class A (a)	809		38,444
Red Rock Resorts, Inc., Class A	1,532		54,141
Restaurant Brands International, Inc. (b)	618		39,014
			1,005,501
Household Durables - 0.01%
Lennar Corporation, Class A	187		9,774

Household Products - 0.25%
Church & Dwight Company, Inc.	567		31,695
Kimberly-Clark Corporation	188		21,406
The Procter & Gamble Company	1,382		111,776
			164,877
Independent Power and Renewable Electricity Producers - 0.26%
NRG Energy, Inc.	1,030		32,620
Vistra Energy Corporation (a)	6,112		138,131
			170,751
Industrial Conglomerates - 0.04%
Honeywell International, Inc.	153		24,426

Insurance - 0.81%
Aegon NV (b)	10		66
Aspen Insurance Holdings Ltd. (b)	5,954		240,839
The Hartford Financial Services Group, Inc.	2,550		134,385
The Progressive Corporation	2,060		123,621
Standard Life Aberdeen Plc (b)	8,755		35,861
			534,772
Internet & Direct Marketing Retail - 0.15%
Amazon.com, Inc. (a)	41		72,875
Netflix, Inc. (a)	36		12,148
Pinduoduo, Inc. - ADR (a)	161		3,637
TripAdvisor, Inc. (a)	154		8,931
			97,591
Internet Software & Services - 1.15%
2U, Inc. (a)	103		7,793
Akamai Technologies, Inc. (a)	206		15,504
Alphabet, Inc., Class A (a)	231		283,488
comScore, Inc. (a)	16,154		323,080
Cornerstone OnDemand, Inc. (a)	561		27,713
Coupa Software, Inc. (a)	206		12,630
DocuSign, Inc. (a)	255		13,744
LogMeIn, Inc.	155		12,563
Mimecast Ltd. (a)	154		5,530
Okta, Inc. (a)	154		7,646
Pandora Media, Inc. (a)	1,545		10,413
Twitter, Inc. (a)	170		5,418
Web.com Group, Inc. (a)	1,504		37,826
			763,348
IT Services - 0.41%
Acxiom Corporation (a)	2,293		92,958
Alliance Data Systems Corporation	206		46,325
Conduent, Inc. (a)	1,274		22,881
DXC Technology Company	515		43,641
Global Payments, Inc.	325		36,585
Leidos Holdings, Inc.	477		32,637
			275,027
Leisure Products - 0.14%
Callaway Golf Company	4,643		89,331
Old PSG Wind-Down Ltd. (a)(f)	2,127		865
			90,196
Life Sciences Tools & Services - 0.05%
Accelerate Diagnostics, Inc. (a)	113		2,480
Agilent Technologies, Inc.	257		16,972
Fluidigm Corporation (a)	1,369		8,762
NanoString Technologies, Inc. (a)	360		4,223
Pacific Biosciences of California, Inc. (a)	508		1,930
			34,367
Machinery - 0.30%
Caterpillar, Inc.	265		38,107
Deere & Company	93		13,465
Fortive Corporation	127		10,424
Ingersoll-Rand plc	488		48,073
Stanley Black & Decker, Inc.	198		29,595
Terex Corporation	124		5,471
Trinity Industries, Inc.	1,435		54,674
			199,809
Marine - 0.10%
AP Moller - Maersk A/S, Class B (b)	46		66,049

Media - 0.43%
Altice USA, Inc., Class A	3,060		52,418
CBS Corporation, Class B	412		21,700
Gray Television, Inc. (a)	1,122		17,335
Nexstar Media Group, Inc., Class A	867		64,548
Tribune Media Company, Class A	816		27,622
Twenty-First Century Fox, Inc., Class A	875		39,375
The Walt Disney Company	560		63,593
			286,591
Metals & Mining - 0.04%
Ramaco Resources, Inc. (a)	367		2,397
Stelco Holdings, Inc. (b)	750		13,405
Teck Resources Ltd., Class B (b)	515		13,405
			29,207
Multiline Retail - 0.62%
Big Lots, Inc.	979		42,518
Dollar Tree, Inc. (a)	2,418		220,715
Nordstrom, Inc.	124		6,499
Ollie's Bargain Outlet Holdings, Inc. (a)	1,173		81,523
Target Corporation	739		59,623
			410,878
Multi-Utilities - 0.58%
Ameren Corporation	571		35,436
CMS Energy Corporation	2,472		119,497
Dominion Resources, Inc.	1,820		130,512
E.ON SE (b)	740		8,349
RWE AG (b)	463		12,151
Sempra Energy	105		12,137
Vectren Corporation	971		69,397
			387,479

Oil, Gas & Consumable Fuels - 2.39%
Anadarko Petroleum Corporation	2,045		149,592
Andeavor Logistics LP	746		33,973
Arch Coal, Inc., Class A	1		84
Berry Petroleum Corporation (a)	1,373		18,879
Cabot Oil & Gas Corporation	2,060		48,410
Calfrac Well Services Ltd. (a)(b)	525		2,002
Cheniere Energy, Inc. (a)	309		19,621
Chevron Corporation	210		26,517
ConocoPhillips	315		22,733
CONSOL Energy, Inc. (a)	155		6,453
Continental Resources, Inc. (a)	2,317		147,987
Devon Energy Corporation	4,317		194,308
Energy Transfer Equity LP	3,246		59,110
Energy Transfer Partners LP	1,267		26,556
Enterprise Products Partners LP	1,056		30,624
EOG Resources, Inc.	1,271		163,883
Jagged Peak Energy, Inc. (a)	1,782		25,483
Magellan Midstream Partners LP	369		26,479
Marathon Oil Corporation	7,326		154,725
NGL Energy Partners LP	82		1,013
Noble Energy, Inc.	2,950		106,465
Occidental Petroleum Corporation	263		22,074
Parsley Energy, Inc., Class A (a)	1,342		42,179
Plains All American Pipeline LP	528		13,084
Royal Dutch Shell plc - ADR	157		10,734
Valero Energy Corporation	157		18,581
Valero Energy Partners LP	313		12,257
Western Gas Partners LP	528		26,997
The Williams Companies. Inc.	716		21,301
World Fuel Services Corporation	81		2,254
WPX Energy, Inc. (a)	8,064		151,361
			1,585,719
Pharmaceuticals - 0.46%
Achaogen, Inc. (a)	51		363
Aerie Pharmaceuticals, Inc. (a)	306		20,670
Alimera Sciences, Inc. (a)	875		928
Allergan plc	155		28,534
Aratana Therapeutics, Inc. (a)	1,441		6,535
AstraZeneca plc - ADR	1,704		66,678
Bristol Myers-Squibb Company	515		30,256
Cymabay Therapeutics, Inc. (a)	565		6,322
GW Pharmaceuticals plc - ADR (a)	183		24,718
Intersect ENT, Inc. (a)	180		5,823
Intra-Cellular Therapies, Inc. (a)	618		12,403
Johnson & Johnson	412		54,598
Merck & Company, Inc.	227		14,952
MyoKardia, Inc. (a)	154		8,840
Nektar Therapeutics (a)	52		2,735
Newron Pharmaceuticals SpA (a)(b)	618		7,328
Novartis AG - ADR	90		7,551
ObsEva SA (a)(b)	206		2,787
Paratek Pharmaceuticals, Inc. (a)	451		4,555
			306,576

Real Estate Investment Trusts (REITs) - 11.89%
Acadia Realty Trust	8,147		220,621
American Assets Trust, Inc.	3,835		147,379
American Homes 4 Rent, Class A	23,433		518,807
Apartment Investment & Management Company, Class A	9,270		395,365
AvalonBay Communities, Inc.	1,159		204,969
Boston Properties, Inc.	4,120		517,184
Corporate Office Properties Trust	8,755		260,374
DCT Industrial Trust, Inc.	8,767		586,249
Easterly Government Properties, Inc.	1,030		19,518
EPR Properties	2,060		136,969
Equity LifeStyle Properties, Inc.	6,522		593,437
Essex Property Trust, Inc.	410		98,585
HCP, Inc.	4,635		120,047
Healthcare Trust of America, Inc., Class A	13,788		376,688
Highwoods Properties, Inc.	6,030		296,133
Hudson Pacific Properties, Inc.	12,103		414,649
Kilroy Realty Corporation	3,012		219,725
Kimco Realty Corporation	8,954		149,442
Liberty Property Trust	7,725		331,094
Mid-America Apartment Communities, Inc.	969		97,656
Omega Healthcare Investors, Inc.	1,545		45,871
Outfront Media, Inc.	1,390		29,538
Paramount Group, Inc.	10,042		155,048
Physicians Realty Trust	6,695		105,513
Regency Centers Corporation	8,315		529,083
Rexford Industrial Realty, Inc.	1,849		56,653
Ryman Hospitality Properties, Inc.	986		83,820
STAG Industrial, Inc.	13,550		370,186
Taubman Centers, Inc.	4,807		298,274
VICI Properties, Inc.	25,022		509,198
Weyerhaeuser Company	332		11,348
			7,899,423
Road & Rail - 0.99%
Canadian Pacific Railway Ltd. (b)	103		20,427
Canadian Pacific Railway Ltd.	371		73,584
Celadon Group, Inc. (a)	6,901		19,323
J.B. Hunt Transport Services, Inc.	966		115,824
Kansas City Southern	156		18,138
Knight-Swift Transportation Holdings, Inc.	5,517		179,578
Old Dominion Freight Line, Inc.	351		51,527
Ryder System, Inc.	103		8,065
Union Pacific Corporation	860		128,905
US Xpress Enterprises, Inc., Class A (a)	834		10,925
Werner Enterprises, Inc.	721		26,857
YRC Worldwide, Inc. (a)	515		5,016
			658,169
Semiconductors & Semiconductor Equipment - 0.68%
Analog Devices, Inc.	255		24,516
Broadcom, Inc.	154		34,153
CEVA, Inc. (a)	1,442		43,404
Marvell Technology Group Ltd. (b)	5,146		109,661
Maxim Integrated Products, Inc.	360		22,010
Microchip Technology, Inc.	772		72,128
Micron Technology, Inc. (a)	1,287		67,941
NVIDIA Corporation	102		24,976
NXP Semiconductors NV (a)(b)	541		51,579
			450,368
Software - 0.94%
Activision Blizzard, Inc.	515		37,812
Adobe Systems, Inc. (a)	232		56,766
CommVault Systems, Inc. (a)	788		51,141
CyberArk Software Ltd. (a)(b)	206		12,506
Electronic Arts, Inc. (a)	155		19,956
ForeScout Technologies, Inc. (a)	1,275		43,299
Microsoft Corporation	2,421		256,820
Red Hat, Inc. (a)	1		141
RingCentral, Inc., Class A (a)	257		18,954
SailPoint Technologies Holding, Inc. (a)	1,545		37,219
salesforce.com, Inc. (a)	360		49,374
Tenable Holdings, Inc. (a)	257		7,684
TiVo Corporation	1,560		18,954
Zendesk, Inc. (a)	196		10,676
			621,302
Special Purpose Acquisition Vehicle - 0.45%
Tiberius Acquisition Corporation (a)	29,450		298,918

Specialty Retail - 0.75%
CarMax, Inc. (a)	653		48,766
The Children's Place, Inc.	183		22,491
The Home Depot, Inc.	33		6,518
Hudson Ltd., Class A (a)(b)	3,929		66,400
Lowe's Companies, Inc.	347		34,471
National Vision Holdings, Inc. (a)	2,296		93,356
Ross Stores, Inc.	561		49,048
The TJX Companies, Inc.	1,836		178,569
			499,619
Technology Hardware, Storage & Peripherals - 0.29%
Apple, Inc.	586		111,510
Electronics For Imaging, Inc. (a)	1,255		42,821
Pure Storage, Inc., Class A (a)	875		18,952
Western Digital Corporation	309		21,676
			194,959
Textiles, Apparel & Luxury Goods - 0.34%
Michael Kors Holdings Ltd. (a)(b)	1,284		85,681
PVH Corporation	844		129,571
VF Corporation	100		9,207
			224,459
Thrifts & Mortgage Finance - 0.28%
Essent Group Ltd. (a)(b)	3,640		139,776
Flagstar Bancorp, Inc. (a)	1,440		49,032
			188,808
Tobacco - 0.05%
Philip Morris International, Inc.	400		34,520

Trading Companies & Distributors - 0.40%
Air Lease Corporation	3,605		158,476
Rush Enterprises, Inc., Class A	980		44,188
United Rentals, Inc. (a)	388		57,734
Univar, Inc. (a)	258		7,093
			267,491
Total Long Common Stocks			25,080,790
(Cost $24,564,550)

LONG PREFERRED CONVERTIBLE FUNDS - 0.05%
Sempra Energy	306		31,390
4.800%, 6/15/2044
Total Long Preferred Convertible Funds			31,390
(Cost $31,033)

LONG EXCHANGE TRADED FUNDS - 36.06%
Energy Select Sector SPDR Fund	312		24,061
Health Care Select Sector SPDR Fund	510		45,354
Industrial Select Sector SPDR Fund	1,021		78,535
Invesco QQQ Trust Series 1	907		160,040
Invesco S&P 500 Equal Weight ETF	39,270		4,125,314
iPATH S&P 500 VIX Short-Term Futures ETN (a)	331		10,393
iShares 20+ Year Treasury Bond ETF	489		58,533
iShares 7-10 Year Treasury Bond ETF	555		56,488
iShares iBoxx $ High Yield Corporate Bond ETF (c)	108,466		9,341,092
iShares iBoxx $ Investment Grade Corporate Bond ETF (c)	80,102		9,272,608
iShares Transportation Average ETF	58		11,559
iShares U.S. Home Construction ETF	1,578		59,759
JPMorgan Alereian MLP Index ETN	210		5,878
SPDR Gold Shares (a)	309		35,841
SPDR S&P 500 ETF Trust	1,434		403,427
SPDR S&P MidCap 400 ETF Trust	264		95,323
SPDR S&P Oil & Gas Exploration & Production ETF	721		31,017
United States Brent Oil Fund LP (a)	2,099		43,701
United States Natural Gas Fund LP (a)	490		11,177
United States Oil Fund LP (a)	4,903		70,015
Utilities Select Sector SPDR Fund	130		6,863
VelocityShares 3x Long Natural Gas ETN (a)	102		5,825
Total Long Exchange Traded Funds			23,952,803
(Cost $24,056,377)

LONG RIGHTS - 0.00%
Intensa Sanpaolo Rights (b)	2,832		–
Total Long Rights
(Cost $0)			–

	Principal Amount
LONG CORPORATE BONDS - 5.63%
21st Century Fox America, Inc.
6.650%, 11/15/2037	$165,000		215,903
American Express Company
3.700%, 8/3/2023	50,000		49,948
American International Group, Inc.
3.875%, 1/15/2035	50,000		45,764
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/2028	145,000		145,308
4.600%, 4/15/2048	105,000		105,990
Applied Materials, Inc.
3.300%, 4/1/2027	105,000		102,445
AT&T, Inc.
4.800%, 6/15/2044	85,000		78,498
4.500%, 3/9/2048	110,000		97,145
Burlington Northern Santa Fe LLC
4.150%, 12/15/2048	20,000		20,266
Canadian Natural Resources Ltd, (b)
3.850%, 6/1/2027	40,000		39,070
Charter Communications Operating LLC / Charter Communications Operating Capital
3.750%, 2/15/2028	25,000		23,066
4.200%, 3/15/2028	105,000		100,793
Citigroup, Inc.
3.200%, 10/21/2026	155,000		145,309
3.668%, 7/24/2028	105,000		100,151
Comcast Corporation
3.150%, 2/15/2028	40,000		37,358
3.550%, 5/1/2028	50,000		48,308
Constellation Brands, Inc.
4.100%, 2/15/2048	90,000		82,850
Continental Resources, Inc.
5.000%, 9/15/2022	105,000		106,667
CVS Health Corporation
4.300%, 3/25/2028	30,000		29,945
5.050%, 3/25/2048	105,000		109,220
Discovery Communications LLC
5.200%, 9/20/2047	50,000		49,446
International Paper Company
4.350%, 8/15/2048	105,000		98,035
JPMorgan Chase & Company
4.203%, 7/23/2029	105,000		105,311
4.032%, 7/24/2048	150,000		140,130
Keurig Dr Pepper, Inc.
4.597%, 5/25/2028	15,000		15,305
The Kraft Heinz Company
4.875%, 2/15/2025	160,000		163,332
Lloyds Banking Group plc (b)
4.344%, 1/9/2048	200,000		176,396
Morgan Stanley
3.772%, 1/24/2029	105,000		101,084
MPLX LP
5.500%, 2/15/2023	25,000		25,474
4.700%, 4/15/2048	70,000		66,899
Newell Brands, Inc.
3.850%, 4/1/2023	150,000		147,274
4.200%, 4/1/2026	150,000		144,880
Norfolk Southern Corporation
3.800%, 8/1/2028	20,000		20,038
Northrop Grumman Corporation
4.030%, 10/15/2047	45,000		43,072
State Street Corporation
3.700%, 11/20/2023	65,000		65,800
Target Corporation
2.500%, 4/15/2026	210,000		194,662
Union Pacific Corporation
4.500%, 9/10/2048	25,000		26,203
Viacom, Inc.
5.850%, 9/1/2043	10,000		10,559
Walmart, Inc.
3.700%, 6/26/2028	210,000		212,022
4.050%, 6/29/2048	50,000		50,883
The Williams Companies, Inc.
4.550%, 6/24/2024	95,000		95,950
5.750%, 6/24/2044	95,000		101,650
Total Long Corporate Bonds			3,738,409
(Cost $3,731,322)

PURCHASED OPTIONS - 0.15%	Contracts (d)	Notional Cost
Purchased Call Options (a) - 0.07%
AbbVie, Inc.
Expiration: August 2018, Exercise Price: $94.50	2	$18,446	197
Acacia Communications, Inc.
Expiration: August 2018, Exercise Price: $40.00	18	57,852	450
American International Group, Inc.
Expiration: August 2018, Exercise Price: $55.00	34	187,714	4,624
Arch Capital Group Ltd.
Expiration: September 2018, Exercise Price: $30.00	63	192,528	8,505
BankUnited, Inc.
Expiration: August 2018, Exercise Price: $45.00	11	42,746	27
BJ's Restaurants, Inc.
Expiration: August 2018, Exercise Price: $63.00	16	101,200	2,845
Callaway Golf Company
Expiration: August 2018, Exercise Price: $20.00	20	38,480	850
Callon Petroleum Company
Expiration: August 2018, Exercise Price: $14.00	41	44,116	102
Campbell Soup Company
Expiration: August 2018, Exercise Price: $45.00	13	53,170	130
Cardinal Health, Inc.
Expiration: August 2018, Exercise Price: $52.00	1	4,995	95
Carnival Corporation
Expiration: August 2018, Exercise Price: $59.50	8	47,392	360
The Cheesecake Factory, Inc.
Expiration: August 2018, Exercise Price: $58.00	1	5,603	132
The Clorox Company
Expiration: August 2018, Exercise Price: $140.00	3	40,551	411
Expiration: August 2018, Exercise Price: $150.00	8	108,136	200
Colgate-Palmolive Company
Expiration: August 2018, Exercise Price: $70.00	5	33,505	102
Expiration: August 2018, Exercise Price: $72.50	45	301,545	428
Conagra Brands, Inc.
Expiration: August 2018, Exercise Price: $39.00	5	18,355	25
Concho Resources, Inc.
Expiration: August 2018, Exercise Price: $150.00	8	116,680	2,640
CBOE SPX Volatility Index
Expiration: August 2018, Exercise Price: $16.00	8	10,264	660
Edgewell Personal Care Company
Expiration: August 2018, Exercise Price: $60.00	14	75,404	700
Expiration: August 2018, Exercise Price: $65.00	10	53,860	150
Eldorado Resorts, Inc.
Expiration: August 2018, Exercise Price: $42.50	3	12,855	528
Energizer Holdings, Inc.
Expiration: September 2018, Exercise Price: $70.00	6	38,208	540
Energy Transfer Equity LP
Expiration: August 2018, Exercise Price: $18.00	13	23,673	455
Enterprise Products Partners LP
Expiration: August 2018, Exercise Price: $29.00	5	14,500	162
Expiration: August 2018, Exercise Price: $30.00	62	179,800	310
Financial Select Sector SPDR Fund
Expiration: August 2018, Exercise Price: $28.00	21	58,695	777
Expiration: September 2018, Exercise Price: $29.00	158	441,610	3,792
First Horizon National Corporation
Expiration: August 2018, Exercise Price: $22.00	202	361,378	505
FirstEnergy Corporation
Expiration: August 2018, Exercise Price: $36.00	13	46,059	390
Fortive Corporation
Expiration: August 2018, Exercise Price: $85.00	10	82,080	375
General Motors Company
Expiration: August 2018, Exercise Price: $38.50	21	79,611	1,155
Invesco QQQ Trust Series 1
Expiration: August 2018, Exercise Price: $176.50	5	88,225	708
iShares 20+ Year Treasury Bond ETF
Expiration: August 2018, Exercise Price: $124.00	36	430,920	162
JetBlue Airways Corporation
Expiration: December 2018, Exercise Price: $23.00	10	18,000	100
JPMorgan Alerian MLP Index ETN
Expiration: August 2018, Exercise Price: $28.00	21	58,779	472
Knight-Swift Transportation Holdings, Inc.
Expiration: August 2018, Exercise Price: $40.00	6	19,530	15
Lear Corporation
Expiration: August 2018, Exercise Price: $185.00	4	72,052	810
MASCO Corporation
Expiration: August 2018, Exercise Price: $41.00	4	16,132	150
Mattel, Inc.
Expiration: October 2018, Exercise Price: $20.00	7	11,109	88
Mondelez International, Inc.
Expiration: September 2018, Exercise Price: $47.00	18	78,084	216
NanoString Technologies, Inc.
Expiration: August 2018, Exercise Price: $15.00	1	1,173	15
Nevro Corporation
Expiration: September 2018, Exercise Price: $70.00	1	5,626	70
Owens-Illinois, Inc.
Expiration: August 2018, Exercise Price: $19.00	5	9,340	150
Papa John's International, Inc.
Expiration: September 2018, Exercise Price: $55.00	2	8,392	90
Expiration: September 2018, Exercise Price: $57.50	2	8,392	65
Parsley Energy, Inc.
Expiration: August 2018, Exercise Price: $35.00	15	47,145	338
Penn National Gaming, Inc.
Expiration: October 2018, Exercise Price: $32.00	15	48,075	2,925
Expiration: October 2018, Exercise Price: $34.00	14	44,870	1,540
PG&E Corporation
Expiration: September 2018, Exercise Price: $47.50	31	133,548	3,023
Plains All American Pipeline LP
Expiration: August 2018, Exercise Price: $25.00	10	24,780	550
Procter And Gamble Company
Expiration: August 2018, Exercise Price: $81.50	7	56,616	189
QEP Resources, Inc.
Expiration: August 2018, Exercise Price: $12.00	33	34,287	165
Expiration: August 2018, Exercise Price: $13.00	4	4,156	10
RenaissanceRe Holdings Ltd.
Expiration: January 2019, Exercise Price: $150.00	1	13,185	270
SCANA Corporation
Expiration: August 2018, Exercise Price: $45.00	28	111,972	210
Scorpio Tankers, Inc.
Expiration: January 2019, Exercise Price: $3.00	38	8,170	285
Southwest Airlines Company
Expiration: October 2018, Exercise Price: $65.00	10	58,160	425
SPDR S&P 500 ETF Trust
Expiration: August 2018, Exercise Price: $284.00	10	281,330	250
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: August 2018, Exercise Price: $43.00	10	43,020	415
State Street Corporation
Expiration: August 2018, Exercise Price: $95.00	3	26,493	26
TC PipeLines LP
Expiration: August 2018, Exercise Price: $35.00	5	15,720	75
Teradata Corporation
Expiration: September 2018, Exercise Price: $40.00	5	19,145	775
Trinity Industries, Inc.
Expiration: August 2018, Exercise Price: $38.00	3	11,430	255
Visteon Corporation
Expiration: August 2018, Exercise Price: $130.00	4	46,832	60
Vulcan Materials Company
Expiration: August 2018, Exercise Price: $120.00	1	11,200	40
WisdomTree Investments, Inc.
Expiration: September 2018, Exercise Price: $13.00	150	131,100	750
Total Purchased Call Options			48,309
(Cost $89,175)

Purchased Put Options (a) - 0.08%
Alaska Air Group, Inc.
Expiration: August 2018, Exercise Price: $57.50	9	56,547	180
Albemarle Corporation
Expiration: August 2018, Exercise Price: $85.00	5	47,100	337
Andarko Petroleum Corporation
Expiration: August 2018, Exercise Price: $71.50	18	131,670	2,295
Atlas Air Worldwide Holdings, Inc.
Expiration: August 2018, Exercise Price: $65.00	3	20,115	607
Booz Allen Hamilton Holding Corporation
Expiration: August 2018, Exercise Price: $45.00	2	9,454	40
Callon Petroleum Company
Expiration: August 2018, Exercise Price: $11.00	31	33,356	1,782
Celanese Corporation
Expiration: August 2018, Exercise Price: $100.00	10	118,110	50
Chico's FAS, Inc.
Expiration: August 2018, Exercise Price: $7.50	28	24,360	172
The Clorox Company
Expiration: August 2018, Exercise Price: $128.00	10	135,170	1,175
Continental Resources, Inc.
Expiration: August 2018, Exercise Price: $60.00	10	63,870	925
Costco Wholesale Corporation
Expiration: August 2018, Exercise Price: $210.00	6	131,226	30
Deere & Company
Expiration: August 2018, Exercise Price: $138.00	6	86,874	345
Devon Energy Corporation
Expiration: August 2018, Exercise Price: $44.00	31	139,531	3,735
EOG Resources, Inc.
Expiration: August 2018, Exercise Price: $127.00	6	77,364	1,452
EQT Corporation
Expiration: August 2018, Exercise Price: $52.50	5	24,840	1,600
The Estee Lauder Companies, Inc.
Expiration: August 2018, Exercise Price: $130.00	8	107,952	640
Expeditors International of Washington, Inc.
Expiration: August 2018, Exercise Price: $70.00	3	22,851	127
General Electric Company
Expiration: September 2018, Exercise Price: $13.00	21	28,623	368
Honeywell International, Inc.
Expiration: August 2018, Exercise Price: $155.00	10	159,650	750
Invesco QQQ Trust Series 1
Expiration: August 2018, Exercise Price: $175.00	3	52,935	615
Expiration: August 2018, Exercise Price: $177.00	10	176,450	2,760
iShares Russell 2000 ETF
Expiration: August 2018, Exercise Price: $165.00	12	199,044	1,146
Expiration: August 2018, Exercise Price: $160.50	1	16,587	55
JPMorgan Alerian MLP Index ETN
Expiration: August 2018, Exercise Price: $27.50	23	64,377	172
Juniper Networks, Inc.
Expiration: August 2018, Exercise Price: $28.00	5	13,170	830
Marathon Oil Corporation
Expiration: August 2018, Exercise Price: $20.50	51	107,712	2,831
Mercury Systems, Inc.
Expiration: August 2018, Exercise Price: $40.00	1	4,173	155
The Progressive Corporation
Expiration: August 2018, Exercise Price: $57.50	51	306,051	1,275
Ralph Lauren Corporation
Expiration: August 2018, Exercise Price: $127.00	1	13,498	10
Red Robin Gourmet Burgers, Inc.
Expiration: August 2018, Exercise Price: $50.00	5	23,650	2,450
Republic Services, Inc.
Expiration: August 2018, Exercise Price: $65.00	7	50,736	35
Sensata Technologies Holding Plc
Expiration: August 2018, Exercise Price: $45.00	15	81,555	75
Sotheby's
Expiration: October 2018, Exercise Price: $50.00	4	21,244	610
SPDR S&P 500 ETF Trust
Expiration: August 2018, Exercise Price: $270.00	20	562,660	830
Expiration: August 2018, Exercise Price: $275.00	6	168,798	435
Expiration: August 2018, Exercise Price: $277.00	9	253,197	855
Expiration: August 2018, Exercise Price: $277.00	10	281,330	170
Expiration: August 2018, Exercise Price: $280.00	12	337,596	546
Expiration: September 2018, Exercise Price: $270.00	10	281,330	1,650
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: August 2018, Exercise Price: $41.00	46	197,892	1,242
Expiration: August 2018, Exercise Price: $42.00	67	288,234	3,384
SPDR S&P Retail ETF
Expiration: August 2018, Exercise Price: $49.00	6	29,778	225
Terex Corporation
Expiration: August 2018, Exercise Price: $40.00	18	79,416	630
TESLA, Inc.
Expiration: September 2018, Exercise Price: $210.00	1	29,814	503
United States Oil Fund LP
Expiration: August 2018, Exercise Price: $14.50	21	29,988	588
United States Steel Corporation
Expiration: August 2018, Exercise Price: $32.00	10	36,430	570
Utilities Select Sector SPDR Fund
Expiration: August 2018, Exercise Price: $52.50	31	163,649	496
VanEck Vectors Oil Services ET
Expiration: August 2018, Exercise Price: $25.50	5	12,995	43
Expiration: August 2018, Exercise Price: $25.00	113	293,687	2,260
Visa, Inc.
Expiration: August 2018, Exercise Price: $130.00	36	492,264	1,818
Waste Management, Inc.
Expiration: August 2018, Exercise Price: $80.00	10	90,000	75
Whiting Petroleum Corporation
Expiration: August 2018, Exercise Price: $48.00	10	49,650	1,910
WPX Energy, Inc.
Expiration: August 2018, Exercise Price: $18.00	51	95,727	2,295
W.W. Grainger, Inc.
Expiration: August 2018, Exercise Price: $280.00	5	173,280	25
Total Purchased Put Options			50,179
(Cost $79,322)

Total Purchased Options
(Cost $168,497)			98,488

	Shares
LONG MONEY MARKET FUNDS - 17.15%
Fidelity Institutional Government Portfolio, Class I, 1.80% (c)	11,394,980		11,394,980
Total Long Money Market Funds
(Cost $11,394,980)			11,394,980
Total Long Investments
(Cost $63,946,759) - 96.79%			64,296,860

SECURITIES SOLD SHORT (e) - (37.71)%
SHORT COMMON STOCKS - (26.68)%
Aerospace & Defense - (0.16)%
Aerojet Rocketdyne Holdings, Inc.	(464)		(15,637)
The Boeing Company	(57)		(20,309)
Mercury Systems, Inc.	(124)		(5,174)
Rockwell Collins, Inc.	(232)		(32,246)
TransDigm Group, Inc.	(79)		(29,668)
			(103,034)
Air Freight & Logistics - (0.33)%
Atlas Air Worldwide Holdings, Inc.	(408)		(27,356)
Echo Global Logistics, Inc.	(2,873)		(98,975)
Expeditors International of Washington, Inc.	(715)		(54,461)
Hub Group, Inc., Class A	(414)		(19,210)
United Parcel Service, Inc., Class B	(172)		(20,621)
			(220,623)
Airlines - (0.08)%
Hawaiian Holdings, Inc.	(204)		(8,180)
United Continental Holdings, Inc.	(567)		(45,587)
			(53,767)
Auto Components - (0.04)%
Autoliv, Inc.	(103)		(10,553)
Gentex Corporation	(567)		(13,155)
			(23,708)
Banks - (0.81)%
Canadian Imperial Bank of Commerce (b)	(361)		(32,946)
Citigroup, Inc.	(1,288)		(92,594)
Commerce Bancshares, Inc.	(258)		(17,234)
Fifth Third Bancorp	(3,090)		(91,433)
JPMorgan Chase & Company	(1,545)		(177,598)
People's United Financial, Inc.	(3,486)		(63,550)
Wells Fargo & Company	(1,030)		(59,009)
			(534,364)
Beverages - (0.06)%
The Boston Beer Company, Inc., Class A	(19)		(5,224)
Heineken NV (b)	(367)		(37,082)
			(42,306)
Biotechnology - (0.27)%
AbbVie, Inc.	(464)		(42,795)
Amgen, Inc.	(395)		(77,637)
Denali Therapeutics, Inc.	(508)		(6,396)
Intrexon Corporation	(212)		(3,108)
Ironwood Pharmaceuticals, Inc.	(154)		(2,969)
Regeneron Pharmaceuticals, Inc.	(120)		(44,161)
			(177,066)
Building Products - (0.08)%
Allegion plc (b)	(103)		(8,399)
Johnson Controls International plc	(985)		(36,947)
Owens Corning	(172)		(10,702)
			(56,048)
Capital Markets - (0.16)%
Nasdaq, Inc.	(1,126)		(102,917)
T. Rowe Price Group, Inc.	(52)		(6,192)
			(109,109)
Chemicals - (0.09)%
H.B. Fuller Company	(497)		(28,170)
PPG Industries, Inc.	(282)		(31,206)
			(59,376)
Commercial Services & Supplies - (0.01)%
Covanta Holding Corporation	(510)		(9,180)

Communications Equipment - (0.17)%
Arista Networks, Inc.	(103)		(26,340)
F5 Networks, Inc.	(153)		(26,221)
Nokia OYJ - ADR	(3,090)		(16,686)
Telefonaktiebolaget LM Ericsson - ADR	(5,665)		(44,527)
			(113,774)
Construction Materials - (0.01)%
Martin Marietta Materials, Inc.	(40)		(7,977)
Summit Materials, Inc., Class A	(21)		(527)
			(8,504)
Containers & Packaging - (0.01)%
Winpak Ltd. (b)	(103)		(3,734)

Diversified Financial Services - (0.18)%
AXA Equitable Holdings, Inc.	(5,571)		(122,506)

Diversified Telecommunication Services - (0.09)%
CenturyLink, Inc.	(3,286)		(61,678)

Electric Utilities - (0.82)%
Allete, Inc.	(312)		(24,189)
Alliant Energy Corporation	(1,887)		(81,084)
Hawaiian Electric Industries, Inc.	(1,040)		(36,577)
IDACORP, Inc.	(565)		(53,246)
The Southern Company	(5,505)		(267,543)
The Xcel Energy, Inc.	(1,756)		(82,286)
			(544,925)
Electrical Equipment - (0.02)%
Sensata Technologies Holding plc	(154)		(8,373)
TPI Composites, Inc.	(179)		(5,517)
			(13,890)
Electronic Equipment, Instruments & Components - (0.07)%
AU Optronics Corporation - ADR	(4,120)		(18,210)
nLight, Inc.	(835)		(25,493)
			(43,703)
Food & Staples Retailing - (0.10)%
Costco Wholesale Corporation	(317)		(69,331)

Food Products - (1.24)%
Campbell Soup Company	(2,827)		(115,624)
Flowers Foods, Inc.	(10,653)		(217,321)
Hormel Foods Corporation	(1,369)		(49,243)
The JM Smucker Company	(2,203)		(244,797)
McCormick & Company, Inc.	(1,293)		(151,979)
Mondelez International, Inc., Class A	(475)		(20,606)
Nestle SA (b)	(278)		(22,658)
			(822,228)
Gas Utilities - (0.02)%
South Jersey Industries, Inc.	(412)		(13,979)

Health Care Equipment & Supplies - (0.15)%
Baxter International, Inc.	(309)		(22,387)
Becton, Dickinson and Company	(164)		(41,061)
Medtronic plc (b)	(258)		(23,279)
Steris plc (b)	(113)		(12,935)
			(99,662)
Health Care Providers & Services - (0.22)%
AmerisourceBergen Corporation	(197)		(16,121)
Anthem, Inc.	(103)		(26,059)
Cardinal Health, Inc.	(103)		(5,145)
Express Scripts Holding Company	(568)		(45,133)
HCA Holdings, Inc.	(114)		(14,162)
Quest Diagnostics, Inc.	(340)		(36,625)
			(143,245)
Hotels, Restaurants & Leisure - (0.76)%
Brinker International, Inc.	(1,436)		(67,736)
The Cheesecake Factory, Inc.	(400)		(22,412)
Cracker Barrel Old Country Store, Inc.	(247)		(36,184)
Dunkin' Brands Group, Inc.	(300)		(20,889)
Extended Stay America, Inc.	(1,367)		(29,103)
Hilton Worldwide Holdings, Inc.	(906)		(71,266)
Hyatt Hotels Corporation, Class A	(106)		(8,292)
Papa John's International, Inc.	(245)		(10,280)
Penn National Gaming, Inc.	(300)		(9,615)
Planet Fitness, Inc., Class A	(500)		(23,760)
Red Robin Gourmet Burgers, Inc.	(1,232)		(58,274)
Six Flags Entertainment Corporation	(823)		(53,454)
Texas Roadhouse, Inc.	(309)		(19,418)
The Wendy's Company	(4,404)		(73,459)
			(504,142)
Household Durables - (0.19)%
D.R. Horton, Inc.	(212)		(9,264)
Helen of Troy Ltd.	(206)		(23,597)
KB Home	(204)		(4,845)
Leggett & Platt, Inc.	(325)		(14,160)
Mohawk Industries, Inc.	(100)		(18,836)
Newell Brands, Inc.	(103)		(2,698)
PulteGroup, Inc.	(258)		(7,351)
Toll Brothers, Inc.	(524)		(18,476)
TRI Pointe Group, Inc.	(1,777)		(25,180)
			(124,407)
Household Products - (0.61)%
The Clorox Company	(1,444)		(195,185)
Colgate-Palmolive Company	(3,169)		(212,355)
			(407,540)
Independent Power and Renewable Electricity Producers - (0.05)%
AES Corporation	(1,020)		(13,627)
Uniper SE (b)	(656)		(20,483)
			(34,110)
Industrial Conglomerates - (0.11)%
3M Company	(222)		(47,135)
Carlisle Companies, Inc.	(52)		(6,388)
General Electric Company	(1,597)		(21,767)
			(75,290)
Insurance - (0.95)%
American International Group, Inc.	(1,030)		(56,866)
Arch Capital Group Ltd. (b)	(470)		(14,363)
Chubb Ltd. (b)	(515)		(71,956)
CNA Financial Corporation	(833)		(38,968)
Fairfax Financial Holdings Ltd. (b)	(197)		(111,308)
Fidelity National Financial, Inc.	(3,603)		(145,922)
Loews Corporation	(1,091)		(55,401)
The Travelers Companies, Inc.	(1,030)		(134,044)
			(628,828)
Internet Software & Services - (0.06)%
New Relic, Inc.	(195)		(19,052)
Shutterstock, Inc.	(206)		(9,490)
VeriSign, Inc.	(51)		(7,407)
Zillow Group, Inc., Class C	(67)		(3,732)
			(39,681)
IT Services - (0.13)%
Booz Allen Hamilton Holding Corporation	(312)		(14,748)
CACI International, Inc., Class A	(175)		(30,660)
Cognizant Technology Solutions Corporation, Class A	(309)		(25,183)
International Business Machines Corporation	(103)		(14,928)
Science Applications International Corporation	(15)		(1,266)
			(86,785)
Leisure Products - (0.15)%
Acushnet Holdings Corporation	(1,422)		(34,370)
Brunswick Corporation	(995)		(63,978)
			(98,348)
Life Sciences Tools & Services - (0.07)%
Thermo Fisher Scientific, Inc.	(206)		(48,313)

Machinery - (0.49)%
Allison Transmission Holdings, Inc.	(380)		(17,860)
Dover Corporation	(344)		(28,545)
Flowserve Corporation	(289)		(12,811)
Graco, Inc.	(288)		(13,288)
The Greenbrier Companies, Inc.	(2,801)		(158,677)
Illinois Tool Works, Inc.	(206)		(29,526)
Kennametal, Inc.	(235)		(9,156)
Proto Labs, Inc.	(258)		(32,160)
Terex Corporation	(298)		(13,148)
The Timken Company	(232)		(11,426)
			(326,597)
Media - (0.05)%
Discovery, Inc., Class A	(1,287)		(34,208)

Metals & Mining - (0.02)%
BHP Billiton Ltd. - ADR	(275)		(14,372)

Multiline Retail - (0.24)%
Dollar General Corporation	(1,476)		(144,870)
Target Corporation	(199)		(16,055)
			(160,925)
Multi-Utilities - (0.65)%
CenterPoint Energy, Inc.	(1,987)		(56,590)
Consolidated Edison, Inc.	(2,243)		(177,040)
DTE Energy Company	(1,080)		(117,223)
National Grid plc - ADR	(1,025)		(55,432)
NorthWestern Corporation	(426)		(25,275)
			(431,560)
Oil, Gas & Consumable Fuels - (0.93)%
Buckeye Partners LP	(317)		(10,997)
Callon Petroleum Company	(1,833)		(19,723)
Concho Resources, Inc.	(368)		(53,673)
DCP Midstream Partners LP	(721)		(32,070)
Diamondback Energy, Inc.	(176)		(23,223)
Enable Midstream Partners LP	(605)		(11,078)
Enbridge, Inc. (b)	(929)		(32,915)
EQT Corporation	(1,302)		(64,683)
EQT Midstream Partners LP	(211)		(10,801)
Exxon Mobil Corporation	(157)		(12,797)
Genesis Energy LP	(845)		(19,427)
Kinder Morgan, Inc.	(267)		(4,747)
Laredo Petroleum, Inc.	(4,445)		(41,427)
ONEOK, Inc.	(473)		(33,318)
PDC Energy, Inc.	(875)		(55,108)
Peabody Energy Corporation	(535)		(22,732)
Phillips 66	(157)		(19,364)
Phillips 66 Partners LP	(105)		(5,633)
Pioneer Natural Resources Company	(422)		(79,872)
QEP Resources, Inc.	(4,867)		(50,568)
Resolute Energy Corporation	(67)		(2,060)
Targa Resources Corporation	(257)		(13,125)
			(619,341)

Paper & Forest Products - (0.08)%
Canfor Corporation (b)	(258)		(5,656)
Domtar Corporation	(257)		(12,392)
Louisiana-Pacific Corporation	(1,290)		(34,727)
			(52,775)
Personal Products - (0.12)%
The Estee Lauder Companies, Inc., Class A	(598)		(80,694)

Pharmaceuticals - (0.16)%
Eli Lilly & Company	(451)		(44,563)
Johnson & Johnson	(256)		(33,925)
Pfizer, Inc.	(515)		(20,564)
Roche Holding AG - ADR	(309)		(9,477)
			(108,529)
Real Estate Investment Trusts (REITs) - (10.69)%
Alexandria Real Estate Equities, Inc.	(738)		(94,051)
American Campus Communities, Inc.	(6,942)		(286,357)
Brandywine Realty Trust	(16,320)		(269,117)
Columbia Property Trust, Inc.	(6,952)		(161,147)
Duke Realty Corporation	(14,539)		(423,376)
EastGroup Properties, Inc.	(3,962)		(377,658)
Equity Residential	(4,377)		(286,387)
Federal Realty Investment Trust	(1,133)		(142,192)
First Industrial Realty Trust, Inc.	(5,682)		(184,949)
Healthcare Realty Trust, Inc.	(2,060)		(61,203)
Host Hotels & Resorts, Inc.	(683)		(14,302)
Invitation Homes, Inc.	(9,680)		(223,705)
Kite Realty Group Trust	(6,180)		(104,257)
Lexington Realty Trust	(19,055)		(167,493)
Life Storage, Inc.	(2,215)		(212,551)
National Health Investors, Inc.	(2,573)		(192,563)
National Retail Properties, Inc.	(9,785)		(436,509)
Piedmont Office Realty Trust, Inc., Class A	(7,210)		(142,614)
Public Storage	(206)		(44,873)
Ramco-Gershenson Properties Trust	(18,643)		(245,155)
Retail Opportunity Investments Corporation	(6,757)		(127,775)
Sabra Health Care REIT, Inc.	(4,437)		(95,884)
Senior Housing Properties Trust	(3,120)		(55,661)
SL Green Realty Corporation	(7,430)		(766,107)
STORE Capital Corporation	(5,930)		(162,779)
Sun Communities, Inc.	(5,673)		(550,054)
Tanger Factory Outlet Centers, Inc.	(14,284)		(340,673)
UDR, Inc.	(6,026)		(231,880)
Vornado Realty Trust	(4,377)		(314,794)
Weingarten Realty Investors	(4,247)		(128,344)
Welltower, Inc.	(4,120)		(257,912)
			(7,102,322)
Real Estate Management & Development - (0.00)%
Realogy Holdings Corporation	(84)		(1,837)

Road & Rail - (1.92)%
ArcBest Corporation	(1,233)		(57,396)
Canadian National Railway Company (b)	(227)		(20,263)
Canadian National Railway Company	(793)		(70,696)
Covenant Transportation Group, Inc., Class A	(2,060)		(59,699)
CSX Corporation	(6,469)		(457,229)
Genesee & Wyoming, Inc., Class A	(206)		(17,716)
Heartland Express, Inc.	(83)		(1,593)
Landstar System, Inc.	(1,907)		(211,963)
Norfolk Southern Corporation	(1,478)		(249,782)
Saia, Inc.	(216)		(16,276)
TFI International, Inc. (b)	(2,446)		(81,229)
Union Pacific Corporation	(118)		(17,687)
Werner Enterprises, Inc.	(364)		(13,559)
			(1,275,088)
Semiconductors & Semiconductor Equipment - (0.15)%
Intel Corporation	(1,030)		(49,543)
Lam Research Corporation	(257)		(48,994)
			(98,537)
Software - (1.07)%
Appian Corporation	(208)		(6,465)
Atlassian Corporation plc, Class A (b)	(5)		(362)
Autodesk, Inc.	(824)		(105,835)
Blackline, Inc.	(312)		(13,322)
Check Point Software Technologies Ltd. (b)	(448)		(50,476)
HubSpot, Inc.	(359)		(44,552)
Intuit, Inc.	(103)		(21,037)
Oracle Corporation	(4,633)		(220,901)
Paycom Software, Inc.	(170)		(18,063)
Qualys, Inc.	(309)		(26,914)
SAP SE - ADR	(773)		(89,699)
Take-Two Interactive Software, Inc.	(309)		(34,923)
The Ultimate Software Group, Inc.	(52)		(14,398)
Workday, Inc., Class A	(412)		(51,096)
Zscaler, Inc.	(309)		(10,911)
			(708,954)
Specialty Retail - (0.53)%
Burlington Stores, Inc.	(462)		(70,598)
CarMax, Inc.	(100)		(7,468)
Chico's FAS, Inc.	(2,566)		(22,324)
Five Below, Inc.	(859)		(83,461)
Foot Locker, Inc.	(761)		(37,144)
The Home Depot, Inc.	(271)		(53,528)
Ross Stores, Inc.	(500)		(43,715)
Williams-Sonoma, Inc.	(569)		(33,281)
			(351,519)
Technology Hardware, Storage & Peripherals - (0.10)%
3D Systems Corporation	(618)		(7,521)
Apple, Inc.	(14)		(2,664)
NetApp, Inc.	(720)		(55,815)
			(66,000)
Textiles, Apparel & Luxury Goods - (0.02)%
Nike, Inc., Class B	(82)		(6,307)
Ralph Lauren Corporation	(31)		(4,184)
			(10,491)
Tobacco - (0.05)%
Philip Morris International, Inc.	(400)		(34,520)

Trading Companies & Distributors - (1.11)%
AerCap Holdings NV (b)	(2,575)		(144,535)
Fastenal Company	(983)		(55,962)
GATX Corporation	(1,107)		(91,151)
MSC Industrial Direct Company, Inc.	(121)		(10,240)
W.W. Grainger, Inc.	(1,236)		(428,348)
WESCO International, Inc.	(99)		(6,039)
			(736,275)
Water Utilities - (0.03)%
American States Water Company	(290)		(17,435)

Total Short Common Stocks			(17,729,163)
Proceeds $(17,359,373)

SHORT EXCHANGE TRADED FUNDS - (6.70)%
Consumer Staples Select Sector SPDR Fund	(2,101)		(112,551)
Energy Select Sector SPDR Fund	(3,190)		(246,013)
ETFMG Prime Cyber Security ETF	(2,060)		(75,396)
Financial Select Sector SPDR Fund	(1,288)		(36,000)
Health Care Select Sector SPDR Fund	(1,750)		(155,627)
Industrial Select Sector SPDR Fund	(98)		(7,538)
Invesco QQQ Trust Series 1	(2,080)		(367,016)
iShares 20+ Year Treasury Bond ETF	(669)		(80,079)
iShares MSCI China ETF	(180)		(11,488)
iShares MSCI Eurozone ETF	(369)		(15,708)
iShares Nasdaq Biotechnology ETF	(296)		(34,481)
iShares North American Tech-Software ETF	(412)		(76,434)
iShares Russell 2000 ETF	(3,548)		(588,507)
iShares Russell 2000 Growth ETF	(379)		(78,661)
iShares Russell 2000 Value ETF	(1,030)		(137,680)
iShares Transportation Average ETF	(78)		(15,545)
iShares U.S. Real Estate ETF	(117)		(9,506)
iShares U.S. Technology ETF	(663)		(120,991)
JPMorgan Alerian MLP Index ETN	(775)		(21,692)
Material Select Sector SPDR Fund	(241)		(14,395)
SPDR S&P 500 ETF Trust	(1,214)		(341,535)
SPDR S&P Biotech ETF	(1,288)		(122,733)
SPDR S&P Health Care Services ETF	(129)		(9,249)
SPDR S&P Homebuilders ETF	(285)		(11,292)
SPDR S&P Metals & Mining ETF	(206)		(7,399)
SPDR S&P Oil & Gas Exploration & Production ETF	(1,015)		(43,665)
SPDR S&P Regional Banking ETF	(1,545)		(95,033)
SPDR S&P Retail ETF	(412)		(20,448)
SPDR S&P Semiconductor ETF	(4,223)		(314,487)
United States Brent Oil Fund LP	(2,100)		(43,722)
United States Oil Fund LP	(1,449)		(20,692)
Utilities Select Sector SPDR Fund	(5,174)		(273,135)
VanEck Vectors Oil Services ETF	(1,236)		(32,124)
VanEck Vectors Semiconductor ETF	(1,082)		(114,573)
Vanguard Communication Services ETF	(728)		(61,458)
Vanguard Real Estate ETF	(8,755)		(717,385)
WisdomTree Europe Hedged Equity Fund	(214)		(14,036)
Total Short Exchange Traded Funds			(4,448,274)
Proceeds $(4,360,746)

	Principal Amount
SHORT CORPORATE BONDS - (4.33)%
Altria Group, Inc.
3.875%, 9/16/2046	$(5,000)		(4,499)
Amazon.com, Inc.
4.050%, 8/22/2047	(50,000)		(49,711)
American International Group, Inc.
4.750%, 4/1/2048	(105,000)		(105,104)
Amgen, Inc.
4.563%, 6/15/2048	(100,000)		(100,496)
Anadarko Petroleum Corporation
6.600%, 3/15/2046	(70,000)		(86,590)
AT&T, Inc.
5.350%, 9/1/2040	(155,000)		(154,280)
5.450%, 3/1/2047	(115,000)		(115,598)
Bank of America Corporation
4.271%, 7/23/2029	(105,000)		(105,508)
Broadcom Corp / Broadcom Cayman Finance Ltd.
3.875%, 1/15/2027	(155,000)		(145,444)
Celgene Corporation
4.350%, 11/15/2047	(50,000)		(46,120)
4.550%, 2/20/2048	(140,000)		(132,912)
Cigna Corporation
3.875%, 10/15/2047	(30,000)		(26,063)
Colgate-Palmolive Company
3.700%, 8/1/2047	(100,000)		(94,647)
CSX Corporation
4.300%, 3/1/2048	(30,000)		(29,831)
The Goldman Sachs Group, Inc.
3.814%, 4/23/2029	(60,000)		(57,448)
JPMorgan Chase & Company
4.950%, 6/1/2045	(135,000)		(142,339)
The Kraft Heinz Company
4.375%, 6/1/2046	(20,000)		(17,849)
Lloyds Banking Group plc (b)
5.300%, 12/1/2045	(200,000)		(205,111)
LYB International Finance BV (b)
4.875%, 3/15/2044	(105,000)		(106,423)
Molson Coors Brewing Company
4.200%, 7/15/2046	(55,000)		(50,335)
Oracle Corporation
3.250%, 11/15/2027	(125,000)		(121,248)
4.000%, 11/15/2047	(50,000)		(48,980)
PepsiCo, Inc.
3.000%, 10/15/2027	(210,000)		(201,114)
4.450%, 4/14/2046	(61,000)		(64,776)
Philip Morris International, Inc.
6.375%, 5/16/2038	(30,000)		(36,847)
Starbucks Corporation
3.500%, 3/1/2028	(155,000)		(148,468)
Tyson Foods, Inc.
4.550%, 6/2/2047	(90,000)		(85,668)
Wells Fargo & Company
3.584%, 5/22/2028	(310,000)		(297,579)
Williams Partners LP
4.850%, 3/1/2048	(95,000)		(93,752)
Total Short Corporate Bonds			(2,874,740)
Proceeds $(2,839,384)

Total Securities Sold Short
Proceeds $(24,559,503) - (37.71)%			(25,052,177)
Total Investments
(Cost $39,387,256) - 59.08%			39,244,683
Other Assets In Excess Of Liabilities - 40.92%			27,183,775
Net Assets - 100.00%			$66,428,458

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)	Foreign security.
(c)
All or a portion of this security has been committed as collateral for open securities sold short, written option contracts, swap contacts, and futures contracts. The total value of assets committed as collateral as of July 31, 2018, is $47,619,528.

(d)	100 shares per contract.
(e)	Securities sold short are not owned by the Fund and cannot produce income.
(f)	Level 3 Security.
ADR	- American Depository Receipt
ETF	- Exchange Traded Fund
ETN	- Exchange Traded Note

The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows*:

Total Portfolio
Tax Cost(1)	$39,349,560

Gross unrealized appreciation(2)	1,589,306
Gross unrealized depreciation(2)	1,839,041
Net unrealized appreciation (depreciation)(2)	$(249,735)

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.
(2) Unrealized appreciation and depreciation for swap contracts includes accrued interest.

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all of the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”).

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported net asset value ("NAV"). To the extent that these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC (“USBFS”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$24,730,364	$349,561	$865	$25,080,790
Long Preferred Convertible Funds	31,390	-	-	31,390
Long Exchange Traded Funds	23,952,803	-	-	23,952,803
Long Rights	-	-	-	-
Long Coprorate Bonds	-	3,738,409	-	3,738,409
Purchased Call Options	-	48,309	-	48,309
Purchased Put Options	-	50,179	-	50,179
Long Money Market Funds	11,394,980	-	-	11,394,980
Swap Contracts(2)	-	18,270	-	18,270
	$60,109,537	$4,204,728	$865	$64,315,130

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Short Common Stock(1)	$17,671,598	$57,565	$-	$17,729,163
Short Exchange Traded Funds	4,448,274	-	-	4,448,274
Short Corporate Bond	-	2,874,740	-	2,874,740
Written Call Options	-	11,274	-	11,274
Written Put Options	-	20,208	-	20,208
Forward Contracts(2)	-	5	-	5
Future Contracts(2)	-	131,639	-	131,639
	$22,119,872	$3,095,431	$-	$25,215,303

(1) Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
(2) Swap contracts, forward contracts and future contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

It is the Fund’s policy to record transfers at the end of the reporting period.

One common stock sold short transfered out of Level 1 into Level 2	$(22,658)
One long common stock transferred out of Level 1 into Level 2	$7,328
One long swap transferred out of Level 2 into Level 1	$666

A security that transferred from Level 2 into Level 1 was a foreign security no longer using an adjusted price for events after the close of the foreign markets.
Securities transferred from Level 1 into Level 2 were foreign securities using an adjusted price for events after the close of the foreign markets.

Level 3 Reconciliation Disclosure
The following is a reconcilation of Level 3 assets for which significant unobservable inputs were used to determine fair value

Description	Common Stock
Balance as of October 31, 2017	$-
Purchases on Investments	-
(Sales) of Investments	-
Realized (Gain) Loss	-
Transfers Into Level 3	989
Change in Unrealized Appreciation (Depreciation)	(124)
Balance as of July 31, 2018	$865

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of July 31, 2018 are as follows:

Description	Fair Value at July 31, 2018	Valuation Technique	Unobservable Input
Common Stock	$865	Last Available Price	No Market Activity

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
July 31, 2018

	Contracts(a)	Notional Cost	Value

WRITTEN CALL OPTIONS
AbbVie, Inc.
Expiration: August 2018, Exercise Price: $98.00	2	$18,446	$59
BJ's Restaurants, Inc.
Expiration: August 2018, Exercise Price: $68.00	12	75,900	363
Expiration: September 2018, Exercise Price: $66.00	9	56,925	1,447
Callaway Golf Company
Expiration: August 2018, Exercise Price: $21.50	13	25,012	152
CBOE SPX Volatility Index
Expiration: August 2018, Exercise Price: $26.00	8	10,264	180
The Cheesecake Factory, Inc.
Expiration: August 2018, Exercise Price: $63.00	1	5,603	39
The Clorox Company
Expiration: August 2018, Exercise Price: $145.00	3	40,551	126
Costco Wholesale Corporation
Expiration: August 2018, Exercise Price: $222.50	4	87,484	76
Darden Restaurants, Inc.
Expiration: October 2018, Exercise Price: $115.00	2	21,388	320
Devon Energy Corporation
Expiration: August 2018, Exercise Price: $46.00	2	9,002	164
Dollar General Corporation
Expiration: August 2018, Exercise Price: $97.50	2	19,630	420
Dominion Energy, Inc.
Expiration: August 2018, Exercise Price: $70.00	5	35,855	1,137
Dunkin Brands Group, Inc.
Expiration: September 2018, Exercise Price: $72.50	3	20,889	262
Eldorado Resorts, Inc.
Expiration: August 2018, Exercise Price: $50.00	3	12,855	67
Extended Stay America, Inc.
Expiration: August 2018, Exercise Price: $21.00	6	12,774	348
Genesis Energy LP
Expiration: August 2018, Exercise Price: $22.50	3	6,897	262
Hudson Ltd.
Expiration: August 2018, Exercise Price: $20.00	3	5,070	23
Johnson & Johnson
Expiration: August 2018, Exercise Price: $132.00	3	39,756	606
Michael Kors Holdings Ltd.
Expiration: August 2018, Exercise Price: $72.50	3	20,019	375
Molson Coors Brewing Company
Expiration: August 2018, Exercise Price: $70.50	2	13,400	214
National Vision Holdings, Inc.
Expiration: August 2018, Exercise Price: $40.00	5	20,330	962
Occidental Petroleum Corporation
Expiration: August 2018, Exercise Price: $84.00	3	25,179	176
Penn National Gaming, Inc.
Expiration: August 2018, Exercise Price: $35.00	4	12,820	50
Expiration: September 2018, Exercise Price: $34.00	4	12,820	290
Expiration: October 2018, Exercise Price: $37.00	15	41,665	600
Planet Fitness, Inc., Class A
Expiration: August 2018, Exercise Price: $50.00	3	14,256	443
PVH Corporation
Expiration: September 2018, Exercise Price: $165.00	2	30,704	350
Restaurant Brands International, Inc.
Expiration: August 2018, Exercise Price: $62.00	5	31,565	1,186
SCANA Corporation
Expiration: August 2018, Exercise Price: $47.50	28	111,972	140
Service Corporation International
Expiration: August 2018, Exercise Price: $40.00	2	7,870	75
Tandem Diabetes Care, Inc.
Expiration: August 2018, Exercise Price: $30.00	1	2,756	135
Walmart, Inc.
Expiration: August 2018, Exercise Price: $92.00	3	26,769	227
			11,274

WRITTEN PUT OPTIONS
Brunswick Corporation
Expiration: August 2018, Exercise Price: $64.00	2	12,860	235
Expiration: August 2018, Exercise Price: $65.00	2	12,860	330
Burlington Stores, Inc.
Expiration: August 2018, Exercise Price: $145.00	2	30,562	235
Expiration: August 2018, Exercise Price: $150.00	1	15,281	242
Cheniere Energy, Inc.
Expiration: August 2018, Exercise Price: $63.50	5	31,750	720
Chico's FAS, Inc.
Expiration: August 2018, Exercise Price: $8.00	28	24,360	280
Expiration: September 2018, Exercise Price: $7.50	28	24,360	848
Concho Resources, Inc.		#N/A
Expiration: August 2018, Exercise Price: $135.00	4	58,340	560
Continental Resources, Inc.
Expiration: August 2018, Exercise Price: $55.00	10	63,870	225
Costco Wholesale Corporation
Expiration: August 2018, Exercise Price: $205.00	4	87,484	8
Cracker Barrel Old Country Store, Inc.
Expiration: September 2018, Exercise Price: $140.00	1	14,650	267
Darden Restaurants, Inc.
Expiration: September 2018, Exercise Price: $103.00	2	21,388	435
Dollar General Corporation
Expiration: September 2018, Exercise Price: $92.50	3	29,445	525
Edwards Lifesciences Corporation
Expiration: August 2018, Exercise Price: $140.00	1	14,245	157
Hilton Worldwide Holdings, Inc., Class A
Expiration: September 2018, Exercise Price: $75.00	3	23,598	307
The Home Depot, Inc.
Expiration: August 2018, Exercise Price: $185.00	1	19,752	11
Invesco QQQ Trust Series 1
Expiration: August 2018, Exercise Price: $171.00	3	52,935	330
Expiration: August 2018, Exercise Price: $172.00	7	123,515	889
iShares Russell 2000 ETF
Expiration: August 2018, Exercise Price: $158.00	12	199,044	186
Molson Coors Brewing Company
Expiration: August 2018, Exercise Price: $62.50	2	13,400	192
NextEra Energy, Inc.
Expiration: August 2018, Exercise Price: $165.00	10	167,540	1,275
NRG Energy, Inc.
Expiration: August 2018, Exercise Price: $32.00	26	82,342	3,315
PG&E Corporation
Expiration: September 2018, Exercise Price: $40.00	21	90,468	2,625
Public Service Enterprise Group, Inc.
Expiration: August 2018, Exercise Price: $50.00	10	51,560	350
Ross Stores, Inc.
Expiration: August 2018, Exercise Price: $80.00	1	8,743	18
Sempra Energy
Expiration: August 2018, Exercise Price: $115.00	10	115,590	1,825
Sonic Corporation
Expiration: September 2018, Exercise Price: $33.00	9	31,635	596
Expiration: September 2018, Exercise Price: $34.00	6	21,090	581
SPDR S&P 500 ETF Trust
Expiration: August 2018, Exercise Price: $270.00	20	562,660	70
Expiration: August 2018, Exercise Price: $272.00	9	253,197	455
Expiration: September 2018, Exercise Price: $260.00	10	281,330	915
Targa Resources Corporation
Expiration: August 2018, Exercise Price: $50.00	3	15,321	240
The TJX Companies, Inc.
Expiration: September 2018, Exercise Price: $92.50	2	19,452	280
VF Corporation
Expiration: November 2018, Exercise Price: $85.00	3	27,621	518
Xcel Energy, Inc.
Expiration: August 2018, Exercise Price: $45.00	5	23,430	163
			20,208
TOTAL WRITTEN OPTIONS
(Premiums received $37,696)			$31,482

(a)	100 shares per contract.
ETF	- Exchange Traded Fund

Weiss Alternative Balanced Risk Fund
SCHEDULE OF SWAP CONTRACTS (Unaudited)
July 31, 2018

Counterparty	Security	Maturity Date	Pay/Receive Financing Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount	Unrealized Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	Coca-Cola HBC AG	7/16/2019	Pay	0.600% + 1 Day SONIA(1)	Monthly	5,271	$189,186	$6,757
Morgan Stanley	ContourGlobal plc	1/17/2019	Pay	0.600% + 1 Day SONIA(1)	Monthly	224	666	(125)
Morgan Stanley	Engie SA	6/29/2020	Pay	0.600% + 1 Day EONIA(2)	Monthly	612	9,883	302
Morgan Stanley	Pernod Ricard SA	7/16/2019	Pay	0.600% + 1 Day EONIA(2)	Monthly	206	49,785	91
Morgan Stanley	RPC Group plc	6/10/2019	Pay	0.600% + 1 Day SONIA(1)	Monthly	404	4,319	348
Morgan Stanley	Standard Life Aberdeen plc	5/29/2020	Pay	0.600% + 1 Day SONIA(1)	Monthly	1,493	6,116	(158)
Morgan Stanley	The Morgan Stanley U.S. Momentum Short Basket	7/27/2020	Pay	0.500% + FED(3)	Monthly	366	38,720	216
Morgan Stanley	United Utilities Group plc	1/17/2019	Pay	0.600% + 1 Day SONIA(1)	Monthly	987	9,314	(1,938)
SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	Ashtead Group plc	6/12/2020	Receive	(0.500)% + 1 Day SONIA(1)	Monthly	(306)	(9,394)	288
Morgan Stanley	China Exposure Basket	7/20/2020	Receive	(0.350)% + FED(3)	Monthly	(3,605)	(183,923)	(1,305)
Morgan Stanley	Infotech Basket	6/25/2020	Receive	(0.450)% + FED(3)	Monthly	(2,682)	(270,579)	11,136
Morgan Stanley	The Morgan Stanley U.S. Cyclicals vs. Defensives	7/24/2020	Receive	(0.850)% + FED(3)	Monthly	(716)	(71,335)	402
Morgan Stanley	The Morgan Stanley U.S. Growth Long Basket	4/27/2020	Receive	(0.700)% + FED(3)	Monthly	(2,479)	(340,605)	(1,978)
Morgan Stanley	The Morgan Stanley U.S. Leverage Long Basket	4/27/2020	Receive	(0.400)% + FED(3)	Monthly	(618)	(79,827)	(168)
Morgan Stanley	The Morgan Stanley U.S. Momentum Long	3/30/2020	Receive	(0.400)% + FED(3)	Monthly	(901)	(124,560)	2,009
Morgan Stanley	NAFTA Exposure Basket	1/10/2020	Receive	(0.350)% + FED(3)	Monthly	(218)	(21,458)	1,112
Morgan Stanley	Severn Trent plc	1/17/2019	Receive	(0.500)% + 1 Day SONIA(1)	Monthly	(1,133)	(28,756)	1,281
								$18,270

(1) Sterling OverNight Index Average
(2) Euro OverNight Index Average
(3) Federal Funds Rate
plc - Public Limited Company
* Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Weiss Alternative Balanced Risk Fund
Schedule of Open Forward Currency Contracts (Unaudited)
July 31, 2018

As of July 31, 2018, the Fund had the following currency contracts outstanding:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)*
Morgan Stanley	8/31/2018	BRL	13,917	USD	(3,740)	$(46)
Morgan Stanley	8/31/2018	USD	3,735	BRL	(13,918)	41
						$(5)

Currencies:
BRL - Brazilian Real
USD - U.S. Dollar

* Based on the net forward value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPEN FUTURES CONTACTS (Unaudited)
July 31, 2018

Expiration Date	Issue	Number of Contracts Purchased	Notional Amount	Value*	Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
8/22/2018	CBOE Volatility Index	2	$28,150	$(1,600)	$279
9/19/2018	CME 10-Year U.S. Treasury Bond	77	7,667,191	3,609	(68,987)
9/19/2018	CME Long Term U.S. Treasury Bond	6	720,646	2,063	(9,665)
9/19/2018	CME Ultra Long Term U.S. Treasury Bond	53	5,908,539	33,125	(94,904)
9/21/2018	E-mini S&P 500 Index	29	4,084,795	20,155	59,768
9/21/2018	E-mini S&P MidCap Index	20	3,972,000	35,600	(18,130)
				$92,952	$(131,639)
*Net value is variation margin receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)  /s/ John Hedrick
John Hedrick, President

Date   September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Hedrick
John Hedrick, President

Date  September 25, 2018

By (Signature and Title)* /s/ David Cox
David Cox, Treasurer

Date  September 25, 2018

* Print the name and title of each signing officer under his or her signature.